ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS
ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS

NOTE 4 - ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS

Boston Solar Acquisition

On April 21, 2022, the Company completed the acquisition of 80.1% of the membership interests in Boston Solar, a leading residential, small commercial solar energy, procurement, and construction (“EPC”) company focused on customers in the greater Boston area. This acquisition solidifies the Company’s EPC acquisition strategy. The total consideration paid for the purchased interests was $6,064,858 consisting of: $2,287,168 of cash paid at closing; issuance of a note payable in 14,781,938 shares of Company common stock with a fair value of $1,252,273; issuance of a promissory note with a fair value of $897,306; issuance of a convertible promissory note with a fair value of $1,378,111 payable in cash or shares of Company common stock at the holder’s option; and a $250,000 holdback of additional cash. The Company incurred acquisition related expenses of approximately $615,000 during the nine months ended September 30, 2022, which were recognized in SG&A within the Company’s consolidated statement of operations.

The Company accounted for the acquisition as a purchase of a business and recorded the excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed as goodwill. The total purchase price was provisionally allocated as follows:

Goodwill	$6,785,416
Tangible assets	4,787,928
Intangible asset - tradename/trademarks (10-year life)	3,008,100
Intangible asset - IP/technology (7-year life)	438,000
Intangible asset - non-competes (3-year life)	123,200
Total liabilities	(7,571,036)
Non-controlling interest	(1,506,750)
Total consideration paid for 80.1% interest	$6,064,858

Revenue of $10,244,704 and a net loss of $x related to Boston Solar for the period from the April 21, 2022 acquisition date through the end September 30, 2022 are included in the Company’s accompanying consolidated statement of operations for the nine-months ended September 30, 2022. These results are prior to consideration for non-controlling interest.

The following supplemental unaudited pro forma information presents the consolidated results of the Company’s operations as if the acquisition of Boston Solar on April 21, 2022 had been consummated on January 1, 2021. This supplemental unaudited pro forma information is based solely on the historical unaudited financial results for the Boston Solar acquisition and does not include operational or other changes which might have been affected by the Company. The supplemental unaudited pro forma information presented below is for illustrative purposes only and is not necessarily indicative of the results which would have been achieved or results which may be achieved in the future:

	Three Months Ended September 30,
	2022	2021
Revenue, net	$5,333,803	$4,501,773
Net loss	$(3,348,902)	$(667,789)

Goodwill

The following table presents details of the Company’s goodwill as of September 30, 2022, and December 31, 2021:

	Boston Solar	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2021:	$-	$1,212,969	$414,151	$75,000	$1,702,119
Aggregate goodwill acquired	6,785,416	-	-	-	6,785,416
Impairment losses	-	-	-	-	-
Balances at September 30, 2022:	$6,785,416	$1,212,969	$414,151	$75,000	$8,487,536

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, a goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology to assess impairment. A discounted cash flow analysis requires various judgmental assumptions to be made including future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units.

Intangible Assets

The following table presents details of the Company’s intangible assets (excluding goodwill) as of September 30, 2022:

	IP/ Technology	Tradename Trademarks	Non- Competes	Other	Total
Balances at December 31, 2021:	$-	$-	$-	$34,485	$34,485
Intangibles acquired	438,000	3,008,100	123,200	-	3,569,300
Less: Amortization	27,374	131,606	17,966	10,890	187,836
Balances at September 30, 2022	$410,626	$2,876,494	$105,234	$23,595	$3,415,949

Estimated amortization expense:

Year Ending
December 31,
2022 (remainder)	$104,742
2023	418,968
2024	409,893
2025	376,224
2026	363,384
Thereafter	1,742,738
Total	$3,415,949

NOTE 3 - INVESTMENTS, ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS

Investments

The Company records certain investments using the cost method. If cost exceeds fair value, an impairment loss is recognized unless the impairment is considered temporary. The Company records investments in equity securities using the fair value method.  In certain cases, the equity securities may not meet the criteria for RDFV, then the Company determines the fair value using Black-Scholes calculations with applicable assumptions.

The Company had investments recorded using the cost method of $0 and $35,000 as of December 31, 2021, and 2020, respectively.  On April 26, 2021, the Company completed a debt reduction through the sale of Jacksam Corporation shares owned by the Company to Greg Lambrecht, former officer and director. No gain or losses were incurred with this debt settlement.

The Company had investments in equity securities using the fair value method of $0 and $588,637 as of December 31, 2021, and 2020, respectively.

2021 Acquisition - Box Pure Air, LLC

On February 26, 2021, the Company completed the acquisition of 51% of the membership interests in Box Pure Air, LLC. The purchase price consideration for this ownership interest was $414,151, paid with the issuance of 168,350 shares of common stock. The total value of common stock issued was allocated to goodwill based on the workforce acquired.

The total purchase price for the acquired membership interests in Box Pure Air, LLC, was allocated as follows:

Intangible assets	$-
Goodwill	414,151
Current assets	-
Current liabilities	-
Total net assets acquired	$414,151
The purchase price consists of the following:
Cash	-
Common Stock	414,151
Total purchase price	$414,151

Total revenue of $348,877, net loss of ($581,344), and contributed net loss of ($284,859) after non-controlling interest related to Box Pure Air from the acquisition date of February 26, 2021, through December 31, 2021, is included in the Company’s accompanying consolidated statement of operations.

2021 Acquisition - EnergyWyze, LLC

On January 26, 2021, the Company entered into a purchase agreement to acquire 100% ownership of EnergyWyze, LLC, a limited liability company. The purchase price consideration consisted of the following:

The Company paid $25,000 at closing and the remaining balance of $50,000 in the form of a 180-day Note (the “Seller Note”) to be retired in conjunction with any capital raise associated with the up listing of the Company’s common stock to a national exchange. The Seller Note would be extendable for a period of 90-days at the Company’s option, furthermore the note can be converted at any time into Common Stock during the initial 180-day period based on the 10 Day Volume Weighted Average Price (VWAP) of the Company’s common stock. These two components of the purchase price consideration were allocated to Goodwill pending further assessment and identification of acquired assets. The Company paid the $25,000 at the closing and recorded a Seller Note with a fair value of $50,000 as a short-term liability on the balance sheet as of March 31, 2021. As of December 31, 2021, the Seller Note has been paid in full.

The final component of the consideration consisted of the following:

$450,000.00 USD in Restricted Common Stock of the Company based on the 10 Day VWAP immediately preceding the closing date, and each respective vesting issuance date. Such shares are allocated equally, $150,000 USD each, between the principal members of EnergyWyze, and will vest over a three-year period. Each principal member must be employed on the vesting date to be awarded such shares. The vesting schedule shall be as follows: $50,000 USD shall vest on July 1, 2021, and $100,000 USD, representing the remaining balance, shall be divided into ten equal amounts and will vest on quarterly basis over the next 10 quarters post the initial vesting period of July 1, 2021.

For this component of the acquisition, the Company determined the $450,000 payment represented compensation for post-acquisition services due to the vesting directly tied to the sellers’ employment by the Company. Further, the Company determined that it was “more-likely-than-not” the principal members would remain employed for the 36-month vesting period. The Company determined the fair value of the $450,000 using the Black-Scholes calculation method based on the following criteria:

March 31, 2021
Dividend yields	0%
Exercise price based on 10-day VWAP for the common stock	$1.47
Volatility	136.8%
Risk free rate	.18%

Based on the Black-Scholes calculation, the purchase consideration price of 450,000 had a fair value of $339,599. The Company recorded the $450,000, net of the initial $110,401 discount as a purchase price liability with an offset to deferred compensation asset. The deferred compensation and the discount amount will be amortized to compensation expense over the 36 months consistent with the vesting schedule set forth in the acquisition agreement. The purchase price liability will be converted to common stock upon issuance of any vested shares.

Total revenue of $240,965, and net loss of ($458,625), related to EnergyWyze, LLC, from the acquisition date of January 26, 2021, through December 31, 2021, is included in the Company’s accompanying consolidated statement of operations. EnergyWyze, LLC, had no operating results prior to the acquisition date.

Goodwill and Intangible Assets

The following table presents details of the Company’s goodwill as of December 31, 2021, and December 31, 2020:

	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2019:	$1,966,340	$-	$-	$1,966,340
Aggregate goodwill acquired	-	-	-	-
Goodwill adjustments	(72,600)	-	-	(72,600)
Impairment losses	-	-	-	-
Balances at December 31, 2020:	1,893,740	-	-	1,893,740
Aggregate goodwill acquired	-	414,151	75,000	489,151
Impairment losses	(680,772)	-	-	(680,772)
Balances at December 31, 2021:	$1,212,968	$414,151	$75,000	$1,702,119

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale, or disposition of a significant portion of the business, or other factors. Specifically, a goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units.

The Company used the discounted cash flow method for the impairment testing as of December 31, 2021. The Company performed discounted cash flow analysis projected over three years to estimate the fair value of the reporting units, using management’s best judgement as to revenue growth rates and expense projections. These analyzes indicated cash flows (and discounted cash flows) were less than the book value of goodwill for Direct Solar America.   These analyzes factored the recent reduction in revenue and projected revenue compared to the Company’s initial projections. The Company determined these were indicators of impairment in goodwill during the year ended December 31, 2021, and impaired the goodwill by $680,772.

During the year ended December 31, 2020, the Company adjusted its goodwill related to Direct Solar of America to reflect its final valuation of its goodwill and intangible assets.  The adjustment decreased goodwill and increased intangible assets by $72,600, with no effect on total purchase price.  The gross intangible assets of $72,600 have an estimated useful life of five years, a net book value of $34,485 as of December 31, 2021, and amortization expense of $14,520 for the year ended December 31, 2021.

Proforma Information (unaudited)

Box Pure Air, LLC

The following unaudited pro forma information presents the consolidated results of the Company’s operations as if the acquisitions of Box Pure Air had been consummated on January 1, 2021. Such unaudited pro forma information is based on historical unaudited financial information with respect to the Box Pure Air acquisition and does not include operational or other charges which might have been affected by the Company. The unaudited pro forma information for the year ended December 31, 2021, presented below is for illustrative purposes only and is not necessarily indicative of the results which would have been achieved or results which may be achieved in the future:

Year Ended December 31,
2021
Net revenue	$466,705
Net loss	$(484,560)